Tactical Offensive Fixed Income Fund
Tactical Offensive Fixed Income Fund
Investment Goal
Total return.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Tactical Offensive Fixed Income Fund
Management Fees	[1]	0.35%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[1]	0.49%
Total Annual Fund Operating Expenses	[1][2]	0.84%
[1]	The Fund is an integral part of the Financial Adviser's Adviser Managed Strategy, as discussed further below. As a result, shareholders in the Fund may also pay a fee to the Financial Adviser for participating in the Adviser Managed Strategy, and such fee is not reflected in this fee table or the Example numbers below. You should consult with the Financial Adviser regarding the fees charged for participating in the Adviser Managed Strategy.
[2]	Effective November 30, 2013, the Fund's administrator and/or its affiliates have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total operating costs (exclusive of interest from borrowing, brokerage commissions, trustees' fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.89%. This contractual waiver and reimbursement will only apply if the Fund's total operating costs exceed 0.89% and will not affect the Fund's total operating costs if they are less than 0.89%. This fee waiver and reimbursement agreement shall remain in effect until November 30, 2014. The agreement may be amended or terminated only with the consent of the Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Tactical Offensive Fixed Income Fund	86	268	466	1,037

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended July 31, 2013, the Fund's portfolio turnover rate was 292% of the average value of its portfolio.

Principal Investment Strategies

Adviser Managed Strategy Component

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Fund. The Fund may not be purchased by any other investor. The Fund is designed to be a component of a broader strategy employed by a third party investment manager (Financial Adviser) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients' assets among the Fund, the Tactical Offensive Equity Fund and a money market fund affiliated with the Fund, depending on the Financial Adviser's evaluation of current market conditions (Adviser Managed Strategy). The Financial Adviser is not the adviser to the Fund and is not affiliated with SIMC, the adviser to the Fund. The Adviser Managed Strategy is based on models developed by the Financial Adviser and is not subject to the oversight of or input from SIMC.

When the Financial Adviser determines to reallocate its clients' assets to one or more of the other funds that compose the Adviser Managed Strategy, the Financial Adviser may request the redemption of a substantial portion of or all of the shares for which the Financial Adviser exercises investment discretion. In such an instance, the Financial Adviser's redemption request will cause the Fund to liquidate a substantial portion of or substantially all of its assets in order to fulfill the redemption request. If the Financial Adviser redeems all of the shares for which it exercises investment discretion, the Fund will no longer be an active component of the Adviser Managed Strategy. When the Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund's investment goal. The Fund could be invested in these types of investments for extended periods of time. At such times, SIMC will actively manage the assets of the Fund, and no Sub-Adviser will manage the assets of the Fund. SIMC, the Financial Adviser or one or more of their affiliates will be the only investors in the Fund when the Fund is not an active component of the Adviser Managed Strategy.

Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities. The Fund will invest primarily in U.S. and foreign investment and non-investment grade (also known as high yield securities or junk bonds) fixed income securities, including emerging market, corporate and government fixed income securities. These investments include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government, including obligations not guaranteed by the U.S. Treasury, such as obligations issued by U.S. Government-sponsored entities, emerging market debt, asset-backed securities, mortgage-backed securities, corporate bonds and debentures, commercial paper, money market instruments, money market funds, mortgage dollar rolls, obligations of supranational entities issued or guaranteed by certain banks and zero coupon obligations and obligations of entities organized to restructure the outstanding debt of such issuers. The Fund may invest in securities denominated in U.S. dollars or in a foreign currency.

The Fund may also invest in futures contracts, forward contracts and swap agreements (also called "swaps") for speculative or hedging purposes. Futures contracts, forward contracts and swaps are used to synthetically obtain exposure to the securities identified above or baskets of such securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of U.S. fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline. In addition, SIMC will directly manage a portion of the Fund's portfolio.

The Fund invests primarily in investment grade securities (those rated AAA, AA, A or BBB-). However, the Fund may invest in non-rated securities or securities rated below investment grade (BB+, B and CCC). Securities rated below investment grade are sometimes referred to as "high yield" securities or "junk bonds." The Fund's portfolio and the Fund's investments in particular fixed income securities are not subject to any maturity or duration restrictions.

As stated above, when the Fund is not an active component of the Adviser Managed Strategy, SIMC will act as the sole manager to the Fund, and no Sub-Advisers will be used.

Due to its investment strategy, the Fund may buy and sell securities frequently.

Principal Risks

Adviser Managed Strategy Risk — The Fund is a component of a broader investment strategy employed by the Financial Adviser known as the Adviser Managed Strategy. Pursuant to the Adviser Managed Strategy, the Financial Adviser tactically shifts its clients' assets among the Fund, the Tactical Offensive Equity Fund and a money market fund affiliated with the Fund. These asset shifts among the funds in the Adviser Managed Strategy (i.e., an exchange of shares of one fund for shares of another fund) will be a taxable event to an investor unless the investor is investing in the Fund through a tax-deferred arrangement. As part of the Adviser Managed Strategy, substantial portions or substantially all of the Fund's shares may be periodically sold and repurchased at the direction of the Financial Adviser. These large redemptions and repurchases will have significant effects on the management of the Fund and are expected to result in increased portfolio turnover (and related transaction costs), disruption of portfolio management strategies and the realization of significant taxable gains. Accordingly, if notified of an upcoming redemption request, the Fund may begin to liquidate substantial portions or substantially all of its assets prior to the submission of the redemption request in an effort to raise the necessary cash, and the Fund will not be invested pursuant to its investment strategy during such time. When the Fund is required to rapidly liquidate a substantial portion of its portfolio to satisfy a large redemption order placed as part of the Adviser Managed Strategy, the Fund may be forced to sell securities at below current market values or the Fund's selling activity may drive down the market value of securities being sold. The Fund may also be required to sell portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so. For example, if the Fund were to experience a large redemption at a time of high market volatility or during a substantial market decline, the Fund would be forced to liquidate securities even though the portfolio managers may not otherwise choose to do so. When the Fund receives a large purchase order as a result of the Adviser Managed Strategy, the Fund may be required to rapidly purchase portfolio securities. This may cause the Fund to incur higher than normal transaction costs or may require the Fund to purchase portfolio securities at above current market values. Further, the Fund's purchasing activity may drive up the market value of securities being purchased or the Fund may be required to purchase portfolio holdings at a time when the portfolio managers would not otherwise recommend doing so. When the Fund is not an active component of the Adviser Managed Strategy, the Fund's investments may not be consistent with the Fund's investment goal, and the Fund may miss investment opportunities because the assets necessary to take advantage of such opportunities are tied up in other investments or have been allocated to another fund within the Adviser Managed Strategy.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (also known as high yield securities or junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund's investments in securities denominated in and/or receiving revenues in foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Derivatives Risk — The Fund's use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of swaps and over-the-counter forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk — The risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

Performance Information

The Fund commenced operations on February 25, 2011. The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past calendar year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Because of the Fund's unique manner of operation in following the Adviser Managed Strategy, the Fund's performance may not be comparable to the performance of other mutual funds that invest in similar securities.

Best Quarter: 2.65% (09/30/12) Worst Quarter: 0.83% (12/31/12) The Fund's total return (pre-tax) from January 1, 2013 to September 30, 2013 was –2.25%.
Average Annual Total Returns (for the periods ended December 31, 2012)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Tactical Offensive Fixed Income Fund	Return Before Taxes	7.08%	6.80%	[1]	Feb. 25, 2011
Tactical Offensive Fixed Income Fund After Taxes on Distributions	Return After Taxes on Distributions	5.51%	5.19%	[1]
Tactical Offensive Fixed Income Fund After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	4.69%	4.89%	[1]
Tactical Offensive Fixed Income Fund Barclays U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	Barclays U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	4.21%	6.36%	[1]	Feb. 28, 2011
[1]	Index returns are shown from February 28, 2011.